Notes Payable - Schedule of Notes Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Short-term loan	$ 4,085	$ 4,121
Short-term loan from shareholders	79	75
Total notes payable	$ 4,164	$ 4,196